Other Non-Current Liabilities	9 Months Ended
Sep. 30, 2020
Other Non-Current Liabilities
Other Non-Current Liabilities

13. Other Non-Current Liabilities

Other non-current liabilities consist of the following:

	December 31,	September 30,
	2019	2020
Deferred revenue	295,915	526,475
Warranty liabilities	291,843	496,029
Deferred government grants	340,667	333,483
Non-current finance lease liabilities	88,790	67,622
Deferred construction allowance	72,762	64,913
Others	61,836	52,922
Total	1,151,813	1,541,444

Deferred government grants mainly consist of specific government subsidies for purchase of land use right and buildings, product development and renewal of production facilities, which is amortized using the straight-line method as a deduction of the amortization expense of the land use right over its remaining estimated useful life.

Deferred construction allowance consists of long-term payable of construction projects, with payment terms over one year.